Income Taxes - Additional information (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2017	Mar. 31, 2013
Income Taxes
Entrance tax								$ 3.0
Entrance tax, annual decline in gain					20.00%
Ordinary income tax rate					22.00%	22.00%
Income tax rate, deferred tax liabilities	22.00%	22.00%
Entrance tax payable, current			$ 0.1	$ 0.1
Entrance tax payable, non current					$ 0.3	$ 0.4
Entrance tax payable related to acquisition							$ 0.1